Note 5 - Goodwill and Intangible Assets (Detail) - Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amortizable intangible assets:
Gross carrying amount	$ 215,406	$ 93,202
Accumulated amortization	(69,238)	(26,288)
Net carrying value	146,168	66,914
Customer Relationships [Member]
Amortizable intangible assets:
Gross carrying amount	157,826	70,163
Accumulated amortization	(50,438)	(19,130)
Net carrying value	107,388	51,033
Trade Names [Member]
Amortizable intangible assets:
Gross carrying amount	48,046	17,883
Accumulated amortization	(13,277)	(4,606)
Net carrying value	34,769	13,277
Noncompete Agreements [Member]
Amortizable intangible assets:
Gross carrying amount	2,784	1,729
Accumulated amortization	(1,587)	(841)
Net carrying value	1,197	888
Unpatented Technology [Member]
Amortizable intangible assets:
Gross carrying amount	6,750	3,427
Accumulated amortization	(3,936)	(1,711)
Net carrying value	$ 2,814	$ 1,716